UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS (USED IN) / FROM OPERATING ACTIVITIES
Operating loss	$ (205,837)	$ (397,270)
Adjustments for non-cash items
Amortization of intangible assets	43	389
Depreciation of property, plant and equipment	2,661	2,671
Provisions for employee benefits	138	137
Expense recognized in respect of share-based payments	102,083	76,634
Fair value gains on financial assets at fair value through profit or loss		(4,256)
Loss from investment in joint venture	1,880
Adjustments for non-cash items	(99,032)	(321,695)
Movements in current assets/liabilities
(Increase)/decrease in trade and other receivables	(68,057)	(71,152)
(Increase)/decrease in inventories	27,240	(26,636)
(Increase)/decrease in other current assets	(62,500)	(25,119)
Increase/(decrease) in trade and other payables	(616)	(33,251)
Movements in non-current assets/liabilities
(Increase)/decrease in noncurrent prepaid expenses	(47,327)
(Increase)/decrease in other noncurrent assets	(11,603)	(7,244)
Cash flows used in operating activities	(261,894)	(485,097)
Interest paid	(78)	(505)
Income taxes paid	(23,465)	(8,911)
Net cash flows used in operating activities	(285,436)	(494,513)
CASH FLOWS (USED IN) / FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(479)	(183)
(Increase)/decrease in current financial assets		(234,244)
Purchase of current financial investments (1)	(267,196)
Sale of current financial investments (1)	780,331
Interest received	27,361	2,082
Investment in joint venture	(13,000)
Net cash flows (used in) / from investing activities	527,017	(232,345)
CASH FLOWS (USED IN) / FROM FINANCING ACTIVITIES
Principal elements of lease payments	(2,182)	(2,224)
Proceeds from issue of new shares, gross amount		760,954
Issue costs paid		(843)
Exchange gain from currency conversion on proceeds from issue of new shares		410
Payment on employee withholding taxes related to restricted stock unit awards	(604)
Proceeds from exercise of stock options	65,074	49,979
Net cash flows from financing activities	62,288	808,276
Increase/(decrease) in cash and cash equivalents	303,868	81,418
Cash and cash equivalents at the beginning of the period	800,740	1,334,676
Exchange gains/(losses) on cash & cash equivalents	5,960	(48,806)
Cash and cash equivalents at the end of the period	$ 1,110,567	$ 1,367,288